Submission	Sep. 18, 2025
Submission [Line Items]
Central Index Key	0002006291
Registrant Name	Churchill Capital Corp IX/Cayman
Form Type	S-4
Submission Type	S-4
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A